Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 504,302	$ 1,740,961	$ 2,847,429
Due from related party	663	21,583	62,709
Prepaid expenses and other	220,280	257,832	41,446
Total Current Assets	725,245	2,020,376	2,951,584
Property And Equipment
Software	19,740	19,740
Office equipment	9,327	9,327
Total Cost	29,067	29,067
Less: accumulated depreciation	18,026	11,692
Property and equipment, net	11,041	17,375	25,821
Other Assets
Operating lease right of use assets, net of accumulated amortization	238,186
Intangible assets, net of accumulated amortization	9,841,286	10,437,782
Security deposit	5,535	5,535	5,535
Total Other Assets	10,085,007	10,443,317
Total Assets	10,821,293	12,481,068	2,982,940
Current Liabilities
Senior convertible notes		230,000	2,448,570
Current maturities of operating lease liability	77,423
Accrued interest		20,343	35,693
Accounts payable	64,861	292,102	50,686
Due to related parties	25,727		436
Accrued expenses	123,670	103,259	64,428
Total Current Liabilities	291,681	645,704	2,599,813
Non-current Liabilities
Accrued rent liability			9,963
Noncurrent operating lease liability	166,739
Net deferred tax liability	1,692,194	2,134,346
Total Liabilities	2,150,614	2,780,050	2,609,776
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity
Preferred stock, value
Common stock, value	3,840	3,867	3,527
Additional paid-in capital	18,874,406	19,121,285	4,228,723
Subscription receivable		(1,800,000)
Accumulated deficit	(10,207,567)	(7,624,134)	(3,859,086)
Total Stockholders' Equity	8,670,679	9,701,018	373,164
Total Liabilities and Stockholders' Equity	$ 10,821,293	$ 12,481,068	$ 2,982,940